UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                    DATE OF REPORTING PERIOD: APRIL 30, 2006

ITEM 1.   REPORTS TO STOCKHOLDERS.

THE ADVISORS'
INNER CIRCLE FUND

--------------------------------------------------------------------------------


COMMERCE CAPITAL GOVERNMENT MONEY MARKET FUND
SEMI-ANNUAL REPORT
APRIL 30, 2006







[Logo Omitted]
Commerce
     Capital
            Markets


--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND
                                                                APRIL 30, 2006
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Letter to Shareholders ..................................................    1
Statement of Net Assets .................................................    2
Statement of Operations .................................................    5
Statement of Changes in Net Assets ......................................    6
Financial Highlights ....................................................    7
Notes to Financial Statements ...........................................    9
Disclosure of Fund Expenses .............................................   14
--------------------------------------------------------------------------------








The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the period end. The Fund's Form N-Q is available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-733-4544; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND
                                                                APRIL 30, 2006
--------------------------------------------------------------------------------
April 30, 2006

Dear Shareholder:

We are pleased to provide you with the semi-annual report for the Commerce Capital Government Money Market Fund (the "Fund") for the period ended April 30, 2006. In a continuation of the tightening disposition that began in June 2004, the Fed increased the target Fed Funds rate by 25 basis points at each of the Federal Open Market Committee ("FOMC") meetings to 4.75% during the six months under review. The economic risk assessment was maintained as "balanced" throughout the same period.

The minutes of the March 28 FOMC meeting illustrate the Federal Reserve's ever watchfulness over inflationary pressures. "POSSIBLE INCREASES IN RESOURCE UTILIZATION IN COMBINATION WITH THE ELEVATED PRICES OF ENERGY AND OTHER COMMODITIES HAVE THE POTENTIAL TO ADD TO INFLATION PRESSURES." This direct quote from that meeting seems to say it all. While pundits and economists seem to make their living second-guessing the Central Bank's actions, recent data would suggest the Fed may be right on target this time around. Recent non-farm payroll figures mostly demonstrated strength in the labor market. Although the number reported for April was below consensus expectations at 138,000, unemployment rate remained steady at a low 4.7%. The latest economic data also showed continued increases in wages, with average hourly earnings gaining 3.8% year over year as of April. Gold recently broke through the $600/oz barrier for the first time in 25 years. Industrial commodity prices from crude oil to copper continued their steady climb upward, reaching record levels in many cases. It is becoming increasingly apparent that we are experiencing a strong global cyclical upturn in economic growth, leading central banks around the world to become concerned about accelerating inflation. First quarter GDP rose a strong 4.80%. For the six months ended April 30, 2006, the S&P 500 Index increased 9.64%, including a gain of 5.61% year to date.

Treasury yields rose in response to the Fed tightening moves, with the short end of the yield curve rising most dramatically. The three-month Treasury Bill yield increased from 3.88% to 4.76% and the two-year Treasury Note yield rose to 4.86% from 4.37%.

As always, the primary focus of our investment strategy for the Fund is credit quality and liquidity. We will look to increase the yield on the Fund by strategically purchasing higher yielding permissible securities currently available in the market place, including repurchase agreements. The yield of the Fund will continue to be impacted by the Federal Reserve's monetary policy. We believe the Fed is at the end of the tightening cycle but we still expect one to two more rate increases, depending on future economic data. In this environment, we will continue to pursue investments that provide competitive money market returns commensurate with the Fund's objective of preservation of principal and liquidity.

We appreciate your participation in the Commerce Capital Government Money Market Fund.

Sincerely,

/s/ Diane Allard
Diane Allard
Vice President/Fund Manager

THIS REPRESENTS THE MANAGERS' ASSESSMENT OF THE FUND AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND
                                                                APRIL 30, 2006
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS*:

[BAR CHART OMITTED]

51.3% Repurchase Agreements
48.7% U.S. Government Agency Obligations

*PERCENTAGE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS (A) -- 48.6%
--------------------------------------------------------------------------------
                                                        FACE
                                                       AMOUNT           VALUE
                                                      --------         -------

   FHLB
   4.674%, 05/03/06 .............................   $10,000,000     $ 9,997,406
   4.684%, 05/04/06 .............................     5,000,000       4,998,050
   4.470%, 05/31/06 .............................     3,000,000       2,989,025
   4.910%, 07/19/06 .............................     3,000,000       2,968,071
   4.615%, 11/22/06 .............................     3,000,000       2,997,708
   FHLMC
   4.797%, 05/23/06 .............................     5,000,000       4,985,394
   4.515%, 06/05/06 .............................     3,000,000       2,987,079
   4.510%, 06/06/06 .............................     3,000,000       2,986,770
   4.542%, 06/20/06 .............................     3,000,000       2,981,500
   4.948%, 08/15/06 .............................     3,000,000       2,956,982
   5.011%, 09/19/06 .............................     3,000,000       2,942,308
   4.698%, 12/29/06 .............................     3,000,000       3,000,000
   FNMA
   4.732%, 05/01/06 .............................     5,000,000       5,000,000
   4.470%, 05/17/06 .............................     3,000,000       2,994,133
   4.430%, 05/24/06 .............................     3,000,000       2,991,689
   4.544%, 06/16/06 .............................     3,000,000       2,982,942
   4.530%, 07/05/06 .............................     3,000,000       2,976,004
   5.072%, 10/04/06 .............................     3,000,000       2,935,520
                                                                   ------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
     (Cost $66,670,581) .........................                    66,670,581
                                                                   ------------







    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND
                                                                APRIL 30, 2006
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS -- 51.3%
--------------------------------------------------------------------------------
                                                        FACE
                                                       AMOUNT           VALUE
                                                      --------         -------


ABN-AMRO,
  4.730%, dated 04/28/06, to be
  repurchased on 05/01/06, repurchase price
  $30,268,825 (collateralized by various
  U.S. Government Obligations, ranging in
  par value $1,800,000-$88,171,580,
  4.690%-7.000%, 07/20/06-01/20/29;
  total market value $30,862,197) ...............   $30,256,899     $30,256,899
Credit Suisse First Boston,
  4.730%, dated  04/28/06, to be
  repurchased on 05/01/06, repurchase price
  $5,457,188 (collateralized by various
  U.S. Government Obligations, ranging in
  par value $1,390,000-$3,002,822,
  6.000%-6.500%, 05/15/32-12/15/35;
  total market value $5,567,253) ................     5,455,038       5,455,038
Morgan  Stanley,
  4.650%, dated 04/28/06, to be
  repurchased  on 05/01/06, repurchase price
  $5,549,793 (collateralized by various
  U.S. Government Obligations, ranging in
  par value $334,286-$5,859,700,
  5.000%-6.000%, 11/15/32-05/15/35;
  total market value $5,781,357) ................     5,547,643       5,547,643
UBS Paine Webber,
  4.740%, dated 04/28/06, to be
  repurchased on 05/01/06, repurchase price
  $29,012,973 (collateralized by various
  U.S. Government Obligations, ranging in
  par value $2,162,088-$147,913,574,
  4.375%-6.500%, 11/20/27-03/16/44;
  total market value $29,582,776) ...............    29,001,517      29,001,517
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $70,261,097) ............................                    70,261,097
                                                                   ------------
TOTAL INVESTMENTS -- 99.9%
  (COST $136,931,678) ...........................                   136,931,678
                                                                   ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND
                                                                APRIL 30, 2006
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES -- 0.1%
--------------------------------------------------------------------------------
                                                                         VALUE
                                                                        -------

  Investment Advisory Fees Payable ..............                  $    (35,999)
  Income Distribution Payable ...................                       (35,704)
  Distribution Fees Payable .....................                       (13,392)
  Administration Fees Payable ...................                        (6,973)
  Chief Compliance Officer Fees Payable .........                        (3,370)
  Trustees' Fees Payable ........................                        (1,083)
  Other Assets and Liabilities, Net .............                       166,440
                                                                   ------------
  TOTAL OTHER ASSETS AND LIABILITIES ............                        69,919
                                                                   ------------
  NET ASSETS -- 100.0% ..........................                  $137,001,597
                                                                   ============
--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
  Portfolio Shares (unlimited authorization -- no par value)        137,002,114
  Accumulated net realized loss on investments ..                          (517)
                                                                   ------------
  NET ASSETS ....................................                  $137,001,597
                                                                   ============
  Net Asset Value, Offering and Redemption
    Price Per Share -- Institutional Class Shares
    ($56,998,191 / 56,998,594 shares) ...........                         $1.00
                                                                          =====
  Net Asset Value, Offering and Redemption
    Price Per Share -- Administration Class Shares
    ($80,003,406 / 80,003,520 shares) ...........                         $1.00
                                                                          =====

    (A) DISCOUNT NOTES. THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
   FHLB  FEDERAL HOME LOAN BANK
  FHLMC  FEDERAL HOME LOAN MORTGAGE CORPORATION
   FNMA  FEDERAL NATIONAL MORTGAGE ASSOCIATION


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                                                                  SIX MONTHS
                                                                     ENDED
                                                                APRIL 30, 2006
                                                                  (UNAUDITED)
                                                                --------------
INVESTMENT INCOME
Interest Income ...........................................      $3,526,176
                                                                 ----------
EXPENSES
Investment Advisory Fees ..................................         405,400
Distribution Fees(1) ......................................          91,646
Administration Fees .......................................          56,756
Chief Compliance Officer Fees .............................           2,675
Trustees' Fees ............................................           1,984
Transfer Agent Fees .......................................          17,748
Professional Fees .........................................          13,337
Printing Fees .............................................           7,660
Registration and Filing Fees ..............................           7,550
Custodian Fees ............................................           6,831
Insurance and Other Fees ..................................          10,168
                                                                 ----------
   TOTAL EXPENSES .........................................         621,755
Less:
Waiver of Investment Advisory Fees ........................         (84,196)
                                                                 ----------
NET EXPENSES ..............................................         537,559
                                                                 ----------
NET INVESTMENT INCOME .....................................       2,988,617
                                                                 ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......      $2,988,617
                                                                 ==========

(1) DISTRIBUTION FEES ARE INCURRED BY ADMINISTRATION CLASS SHARES ONLY.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                     SIX MONTHS        YEAR
                                                       ENDED           ENDED
                                                  APRIL 30, 2006    OCTOBER 31,
                                                    (UNAUDITED)        2005
                                                  --------------    -----------
OPERATIONS:
   Net Investment Income ......................   $  2,988,617     $  3,184,225
   Net Realized Loss on Investments ...........             --             (517)
                                                  ------------    -------------
   Net Increase in Net Assets Resulting
     from Operations ..........................      2,988,617        3,183,708
                                                  ------------    -------------
DIVIDENDS:
   Net Investment Income:
     Institutional Class Shares ...............     (1,677,389)      (2,108,051)
     Administration Class Shares ..............     (1,311,228)      (1,076,175)
                                                  ------------    -------------
   Total Dividends                                  (2,988,617)      (3,184,226)
                                                  ------------    -------------
CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE):
   Issued
        Institutional Class Shares ............    290,690,488      650,405,858
        Administration Class Shares ...........    570,675,338      268,910,673
   In Lieu of Cash Distributions
        Institutional Class Shares ............      1,648,499        2,049,034
        Administration Class Shares ...........      1,110,464        1,052,474
   Redeemed
        Institutional Class Shares ............   (325,524,223)    (689,424,609)
        Administration Class Shares ...........   (564,228,859)    (246,699,079)
                                                  ------------    -------------
   Net Institutional Class Share Transactions      (33,185,236)     (36,969,717)
   Net Administration Class Share Transactions       7,556,943       23,264,068
                                                  ------------    -------------
     Net Decrease in Net Assets from
        Capital Share Transactions ............    (25,628,293)     (13,705,649)
                                                  ------------    -------------
     Total Decrease in Net Assets .............    (25,628,293)     (13,706,167)

NET ASSETS:
   Beginning of Period ........................    162,629,890      176,336,057
                                                  ------------    -------------
   End of Period (including undistributed
     net investment income of $0 and $0,
     respectively) ............................   $137,001,597    $ 162,629,890
                                                  ============    =============

AMOUNT DESIGNATED AS "--" IS $0 OR HAS BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                         INSTITUTIONAL CLASS SHARES
                                -----------------------------------------------------------------------------
                                  SIX MONTHS         YEAR           YEAR            YEAR       SEPTEMBER 9,
                                     ENDED           ENDED          ENDED           ENDED        2002* TO
                                APRIL 30, 2006     OCTOBER 31,    OCTOBER 31,     OCTOBER 31,    OCTOBER 31,
                                (UNAUDITED)(1)       2005(1)         2004            2003           2002
                                ---------------   ------------   ------------    ------------  --------------
Net Asset Value,
   Beginning of Period ..........  $  1.00          $  1.00       $  1.00         $  1.00        $  1.00
                                   -------          -------       -------         -------        -------
Income from Investment
   Operations:
   Net Investment Income ........     0.02             0.02          0.01            0.01           0.00**
                                   -------          -------       -------         -------        -------
   Total from Investment
     Operations .................     0.02             0.02          0.01            0.01           0.00**
                                   -------          -------       -------         -------        -------
Dividends:
   Net Investment Income ........    (0.02)           (0.02)        (0.01)          (0.01)          0.00**
                                   -------          -------       -------         -------        -------
     Total Dividends ............    (0.02)           (0.02)        (0.01)          (0.01)          0.00**
                                   -------          -------       -------         -------        -------
Net Asset Value,
   End of Period ................  $  1.00          $  1.00       $  1.00         $  1.00        $  1.00
                                   =======          =======       =======         =======        =======
TOTAL RETURN+ ...................     1.91%            2.29%         0.69%           0.68%          0.18%
                                   =======          =======       =======         =======        =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets,
   End of Period (000) ..........  $56,998          $90,183      $127,154        $125,637       $154,167
Ratio of Expenses to
   Average Net Assets ...........     0.55%++          0.55%         0.52%           0.50%          0.50%++
Ratio of Net Investment
   Income to Average
   Net Assets ...................     3.78%++          2.21%         0.69%           0.68%          1.24%++
Ratio of Expenses to
   Average Net Assets
   (Excluding Fee Waivers) ......     0.65%++          0.65%         0.63%           0.67%           0.75%++

    * COMMENCEMENT OF OPERATIONS.
   ** AMOUNT IS LESS THAN $0.01 PER SHARE.
    + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
      TOTAL  RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED
      BY THE ADVISER DURING THE PERIOD INDICATED. TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
   ++ ANNUALIZED.
  (1) PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                          ADMINISTRATION CLASS SHARES
                                           ------------------------------------------------------------
                                              SIX MONTHS          YEAR          YEAR          APRIL 14,
                                                ENDED             ENDED         ENDED         2003* TO
                                            APRIL 30, 2006      OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                                            (UNAUDITED)(1)       2005(1)         2004           2003
                                            --------------      -----------   -----------    -----------

Net Asset Value,
    Beginning of Period ..................     $  1.00           $  1.00       $  1.00        $  1.00
                                               -------           -------       -------        -------
Income from Investment Operations:
    Net Investment Income ................        0.02              0.02          0.00**         0.00**
                                               -------           -------       -------        -------
    Total from Investment Operations .....        0.02              0.02          0.00**         0.00**
                                               -------           -------       -------        -------
Dividends:
    Net Investment Income ................       (0.02)            (0.02)         0.00**         0.00**
                                               -------           -------       -------        -------
      Total Dividends ....................       (0.02)            (0.02)         0.00**         0.00**
                                               -------           -------       -------        -------
Net Asset Value, End of Period ...........     $  1.00           $ 1.00        $  1.00        $  1.00
                                               =======           =======       =======        =======
TOTAL RETURN+ ............................        1.78%             2.04%         0.44%          0.19%
                                               =======           =======       =======        =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000) ..........     $80,004          $72,447        $49,182        $31,986
Ratio of Expenses to
   Average Net Assets ....................        0.80%++          0.80%          0.77%          0.75%++
Ratio of Net Investment Income to
   Average Net Assets ....................        3.58%++          2.07%          0.44%          0.34%++
Ratio of Expenses to
   Average Net Assets
   (Excluding Fee Waivers) ...............        0.90%++          0.90%          0.88%          0.90%++

   * COMMENCEMENT OF OPERATIONS.
  ** AMOUNT IS LESS THAN $0.01 PER SHARE.
   + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
     RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED BY THE ADVISER DURING THE PERIOD INDICATED. TOTAL RETURNS SHOWN DO NOT REFLECT
     THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
  ++ ANNUALIZED.
 (1) PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 36 funds. The financial statements herein are those of one such fund, the Commerce Capital Government Money Market Fund (the "Fund"). The Fund offers two classes of shares: Institutional Class Shares and Administration Class Shares. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

The Fund's Institutional Class Shares commenced operations on September 9, 2002. The Fund's Administration Class Shares were offered beginning April 14, 2003.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES --The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value in accordance with Rule 2a-7 of the 1940 Act. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

--------------------------------------------------------------------------------
     obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     CLASSES -- Class-specific expenses are borne by that class. Income, expenses, and realized gains/losses are allocated to the respective class on the basis of relative net assets.

     EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid to shareholders monthly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund at an annual rate of 0.07% of the Fund's average daily net assets up to $500 million; 0.06% of the Fund's average daily net assets from $500 million up to and including $1 billion; and 0.05% of the Fund's average daily net assets in excess of $1 billion. There is a minimum annual fee of $95,000 per Fund plus $15,000 for each additional class.

The Trust and the Distributor entered into a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

--------------------------------------------------------------------------------
Commerce Capital Markets, Inc. (Retail Brokerage Division) serves as the Sub-Distributor and Shareholder Servicing Agent to the Fund. The Fund has adopted a Distribution Plan ("the Plan") relating to the Administration Class Shares pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for payment of fees to the Distributor at an annual rate of 0.25% of the average daily net assets of the Administration Class Shares. Such fees are then paid to the Sub-Distributor for services provided.

The Sub-Distributor has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.20% of the average daily net assets of the Administration Class Shares. Fee waivers are voluntary and may be terminated at any time. There were no such waivers for the period ended April 30, 2006.

Forum Shareholder Services, LLC serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and Commerce Capital Markets, Inc. (the "Adviser") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser receives an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit operating expenses to not more than 0.55% and 0.80% of the average daily net assets of the Institutional and Administration Class Shares, respectively. Fee waivers are voluntary and may be terminated at any time.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.


6. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

--------------------------------------------------------------------------------
The tax character of dividends paid during the last two fiscal years was as follows:

                                      ORDINARY
                                       INCOME           TOTAL
                                   --------------    -----------
                   2005               $3,184,226     $3,184,226
                   2004                1,071,833      1,071,833

As of October 31, 2005, the components of Accumulated Losses were as follows:

Undistributed Ordinary Income                                $  32,705
Capital Loss Carryforwards                                        (517)
Other Temporary Differences                                    (32,705)
                                                             ----------
Total Accumulated Losses                                     $    (517)
                                                             ==========

For Federal income tax purposes, capital loss carryforwards represent realized losses that may be carried forward for a maximum period of eight years and applied against future net realized gains. As of October 31, 2005, the Fund had the following capital loss carryforwards:

                                            TOTAL CAPITAL
                              EXPIRES     LOSS CARRYFORWARD
                               2013            10/31/05
                         ---------------  ----------------
                               $517              $517


7. CONCENTRATION OF CREDIT RISK:

The Fund invests primarily in high quality money market instruments. The Fund maintains a diversified portfolio which currently has a concentration of assets in government securities and securities backed by the U.S. Government. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in the banking industry. The summary of credit quality rating for securities held by the Fund at April 30, 2006 is as follows:

                              S&P                   MOODY'S
                        ----------------      ----------------
                         AAA      100.0%       AAA      100.0%
                                  -----                 -----
                                  100.0%                100.0%
                                  =====                 =====

8. OTHER:

At April 30, 2006,  the  percentage of total shares  outstanding  held by record
shareholders   each  owning  10%  or  greater  of  the  aggregate  total  shares outstanding for the shares listed of the Fund was as follows:

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

--------------------------------------------------------------------------------
                                       NO. OF                 %
                                    SHAREHOLDERS          OWNERSHIP
                                    ------------          ---------
         Institutional Shares             1                   96%
         Admin Class Shares               2                  100%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

The Board has selected Ernst & Young LLP (E&Y) to serve as the Fund's independent registered public accounting firm for the Fund's fiscal year ended October 31, 2006. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on November 14, 2005. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, neither the Trust, its portfolios, nor anyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304). The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Fund's former auditor, KPMG LLP. The dismissal of KPMG LLP, the Fund's former independent registered public accounting firm, effective upon its completion of its audits for the fiscal year ended October 31, 2005 and to select E&Y was recommended by the Trust's Audit Committee and approved by the Trust's Board of Trustees. KPMG LLP's report on the Fund's financial statements for the fiscal years ended October 31, 2005 and October 31, 2004 contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, (i) there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG LLP, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period".

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                                GOVERNMENT MONEY
                                                                MARKET FUND

--------------------------------------------------------------------------------
                               BEGINNING      ENDING                  EXPENSES
                                ACCOUNT       ACCOUNT    ANNUALIZED     PAID
                                 VALUE         VALUE       EXPENSE     DURING
                               11/01/05      04/30/06      RATIOS      PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
  Institutional Class Shares    $1,000.00   $1,019.10       0.55%      $2.75
  Administration Class Shares    1,000.00    1,017.80       0.80        4.00

HYPOTHETICAL 5% RETURN
  Institutional Class Shares    $1,000.00   $1,022.07       0.55%      $2.76
  Administration Class Shares    1,000.00    1,020.83       0.80        4.01

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                      NOTES

                             COMMERCE CAPITAL FUNDS
                                  P.O. Box 446
                               Portland, ME 04112

                                    ADVISER:
                         Commerce Capital Markets, Inc.
                               One Commerce Square
                          2005 Market Street, Suite 200
                             Philadelphia, PA 19103

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                Ernst & Young LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

          This information must be preceded or accompanied by a current prospectus for the Fund described.


COM-SA-002-0100

ITEM 2.   CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.   SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund


By (Signature and Title)*                     /s/ James F. Volk
                                              -------------------------------
                                              James F. Volk, President

Date:  June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              -------------------------------
                                              James F. Volk, President

Date:  June 21, 2006


By (Signature and Title)*                     /s/ Michael Lawson
                                              -------------------------------
                                              Michael Lawson
                                              Controller & CFO


Date:  June 21, 2006

* Print the name and title of each signing officer under his or her signature.